Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Cash and due from banks	$ 12,054	$ 17,087
Interest-bearing time deposits in financial institutions	47,587	54,837
Securities available for sale	52,427	50,749
Loans held for sale	696	895
Loans, net of allowance for loan losses of $3,434 and $3,363	140,301	137,417
Premises and equipment, net	7,586	7,771
Goodwill	2,446	2,446
Core deposit intangible	288	361
Other real estate owned, net	3,233	3,005
Cash surrender value of life insurance	3,780	3,679
Accrued interest receivable and other assets	7,444	7,548
Total assets	277,842	285,795
Deposits
Noninterest-bearing demand	36,346	36,206
Interest-bearing demand	92,668	101,890
Money market savings	19,764	19,147
Savings	30,841	26,559
Certificates and other time deposits of $100,000 or more	31,978	31,523
Other certificates and time deposits	40,492	43,270
Total deposits	252,089	258,595
Borrowings		2,000
Other liabilities	2,257	2,233
Total liabilities	254,346	262,828
Commitments and contingencies
Shareholders' equity
Preferred stock, $1 par value authorized and unissued - 20,000 shares
Common stock - $1 par value, 1,000,000 shares authorized and 753,734 issued	754	754
Additional paid-in capital	4,789	4,736
Retained earnings	24,543	24,253
Treasury stock, at cost - 107,746 shares	(6,299)	(6,299)
Accumulated other comprehensive loss	(291)	(477)
Total shareholders' equity	23,496	22,967
Total liabilities and shareholders' equity	$ 277,842	$ 285,795